Long-term and Short-term Debt (Long-term and Short-term Outstanding) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Capital lease obligations	$ 9	$ 7
Long-term debt	17,963	16,135
Short-term debt	100	100
Total	$ 18,063	16,235
Senior notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	1.76%
Interest Rate Range Maximum	7.72%
Weighted Average Interest Rate	5.10%
Debt Instrument, Maturity Date Range, Start	Jun. 01, 2016
Debt Instrument, Maturity Date Range, End	May 13, 2046
Long-term Debt	$ 16,994	15,317
Surplus notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	7.63%
Interest Rate Range Maximum	7.88%
Weighted Average Interest Rate	7.80%
Debt Instrument, Maturity Date Range, Start	Jan. 15, 2024
Debt Instrument, Maturity Date Range, End	Nov. 01, 2025
Long-term Debt	$ 502	701
Other notes
Debt Instrument [Line Items]
Interest Rate Range Minimum	1.36%
Interest Rate Range Maximum	8.00%
Weighted Average Interest Rate	4.07%
Debt Instrument, Maturity Date Range, Start	Sep. 12, 2016
Debt Instrument, Maturity Date Range, End	Nov. 30, 2030
Long-term Debt	$ 458	$ 110